Intangible Assets (Details Narrative) (10K) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense		$ 744	$ 746
Weighted average remaining amortization period	11 years 10 months 25 days	10 years 7 months 6 days